Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of non underlying items [abstract]
Acquisition and disposal-related credit/(costs)	[1]	€ (77)	€ 148
Gain/(loss) on disposal of group companies	[2]	66
Restructuring costs		(454)	(367)
Impairment and other one-off items	[3]		(219)
Non-underlying items within operating profit before tax		(465)	(438)
Tax on non-underlying items within operating profit		89	170
Non-underlying items within operating profit after tax		(376)	(268)
Share of gain on disposal of Spreads business in Portugal JV		3
Net monetary gain arising from hyperinflationary economies		29
Non-underlying items not in operating profit but within net profit before tax		32
Tax impact of non-underlying items not in operating profit but within net profit:
Impact of US tax reform			(29)
Non-underlying items not in operating profit but within net profit after tax		32	(29)
Non-underlying items after tax	[4]	(344)	(297)
Attributable to:
Non-controlling interests		(8)	(10)
Shareholders' equity		€ (336)	€ (287)	[5]

[1]	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
[2]	2019 includes a gain of €60 million relating to disposal of Alsa baking and dessert business.
[3]	2018 includes a charge of €208 million relating to impairment of Blueair intangible asset.
[4]	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.
[5]	Restated following adoption of IFRS 16. Refer note 1 and note 9.